Schedule I - Condensed Financial Information of Parent Company - Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Operating expenses
General and administrative	$ 1,034,028	$ 794,482	$ 554,948
Total operating expenses	2,794,584	2,184,471	1,537,360
Operating loss	305,534	262,959	262,149
Interest income	97,530	84,838	61,445
Equity in earnings of its subsidiaries, the VIEs and the VIEs's subsidiaries and schools	(2,289)	(379)	(3,289)
Loss from fair value change of long-term investments	(104,636)
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders	238,065	296,130	274,457
Parent Company [Member]
Operating expenses
General and administrative	69,360	14,435	18,236
Total operating expenses	69,360	14,435	18,236
Operating loss	(69,360)	(14,435)	(18,236)
Interest income	382	16	122
Equity in earnings of its subsidiaries, the VIEs and the VIEs's subsidiaries and schools	300,633	310,549	292,571
Loss from fair value change of long-term investments	6,410
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 238,065	$ 296,130	$ 274,457